Chapman and Cutler LLP                            111 West Monroe Street
                                                  Chicago, Illinois 60603

                         March 17, 2011



Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Attn:  Vincent DiStefano

Re:                        FT 2935
  High-Yield Closed-End and Short Treasury ETF Portfolio Series
                        (the "Trust")

Dear Mr. DiStefano:

     Included herewith please find a copy of the Initial Registration Statement for the above referenced unit investment trust as filed with the Securities and Exchange Commission (the "Commission") on March 17, 2011. First Trust Portfolios L.P. ("First Trust" or "Sponsor") will act as depositor and sponsor of the Trusts. The Trust will invest in portfolios of Closed-End Funds and an exchange-traded fund ("ETF"). As the ETF in which the Trust will invest is structured as open-end management investment company, the Trust is not eligible to go automatically effective in reliance on Rule 487 under the Securities Act of 1933, as amended (the "Securities Act"). A recent example of a similar unit investment trust, which has included ETFs in its portfolio is FT 2824 (File No. 333-171920), declared effective by the Commission on March 1, 2011.

        We  are  advised  that First Trust  proposes  to  deposit
securities and to activate the subject Trust on or about April 21, 2011, or shortly thereafter, depending on market conditions. An appropriate amendment to the Registration Statement to reflect such deposit will be promptly filed with the Commission at that time, accompanied by the request of First Trust that the Registration Statement filed under the Securities Act be made effective. Based upon the foregoing, as specified in Securities Act Release No. 6510, we respectfully request selective review of the inclusion in the Trust of the ETFs by the staff of the Commission and ask that the Trust be granted effectiveness by the staff as early as possible on April 21, 2011.

Inasmuch as the Trust is not yet operative, no filings have been required under any of the acts administered by the Securities and Exchange Commission. Therefore, for purposes of Securities Act Release No. 5196, there are no delinquencies to be reported or other references to be made to filings under the 1934 Act.

     No notification of registration or Registration Statement under the Investment Company Act of 1940 is currently being submitted to the Commission, as the filings under the 1940 Act (file No. 811-05903) are intended to apply not only to that series of the fund, but to all "subsequent series" as well.

     In the event that there are any questions in respect hereto, or if there is any way in which we can be of assistance, please do not hesitate to telephone either the undersigned at (312/845-
3017) or Eric F. Fess at (312/845-3781).

                                    Very truly yours,

                                    CHAPMAN AND CUTLER LLP



                                    By /s/ Brian D. Free
                                      -------------------
                                        Brian D. Free

cc:  Eric F. Fess
     W. Scott Jardine

Enclosure